Finance income and expense (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Income And Expense
Finance costs	$ 3,216	$ 2,155	$ 6,015	$ 6,839	$ 8,481
Interest on related party loans	2,400	2,900
Net foreign exchange loss	600
Combined expense	200	600
Finance expense	3,216	$ 2,148
Net foreign exchange gain	$ 1,300		$ 1,380	$ 1,150	$ 173